Taxation - Composition of loss before income tax for the periods presented by jurisdictions (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Taxation
Chinese Mainland	¥ (13,888,080)		¥ (21,248,033)	¥ (19,992,673)
Other jurisdictions	(932,639)		(1,176,491)	(466,245)
Loss before income tax expense	(14,820,719)	$ (2,119,334)	(22,424,524)	(20,458,918)
Income tax expense	121,882	$ 17,429	¥ (22,815)	¥ 260,835
PRC
Taxation
Income tax expense	108,185
Germany
Taxation
Income tax expense	12,547
Other foreign jurisdictions
Taxation
Income tax expense	¥ 1,150